Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Domestic Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.25%		4.75%
Rate of compensation increase	3.00%		3.00%
Change in benefit obligation
Benefit obligation at beginning of period	$ (3,639)	[1]	$ (3,139)	[1]
Service cost	(59)	[1]	(64)	[1]	(90)
Interest cost	(169)	[1]	(174)	[1]	(171)
Actuarial gain (loss)	(378)	[1]	(397)	[1]
Curtailments			(5)	[1]
Benefits paid	152	[1]	140	[1]
Benefit obligation at end of period	(4,093)	[1]	(3,639)	[1]	(3,139)	[1]
Change in fair value of plan assets
Fair value at beginning of period	3,529		3,628
Actual return on plan assets	487		26
Employer contributions	414		15
Acquisitions (divestitures)
Benefit payments	(152)	[1]	(140)	[1]
Fair value at end of period	4,278		3,529		3,628
Funded status at end of period	185		(110)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	2,122		2,126
Prior service cost (credit)	(62)		(78)
Total (before tax effects)	2,060		2,048
Foreign Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.49%		4.97%
Rate of compensation increase	3.49%		3.57%
Change in benefit obligation
Benefit obligation at beginning of period	(684)	[1]	(626)	[1]
Service cost	(32)	[1]	(33)	[1]	(28)
Interest cost	(35)	[1]	(36)	[1]	(30)
Employee contributions	(1)	[1]	(1)	[1]
Actuarial gain (loss)	(105)	[1]	(5)	[1]
(Acquisitions) divestitures	(12)	[1]
Benefits paid	16	[1]	12	[1]
Foreign exchange adjustment	(27)	[1]	5	[1]
Benefit obligation at end of period	(880)	[1]	(684)	[1]	(626)	[1]
Change in fair value of plan assets
Fair value at beginning of period	681		611
Actual return on plan assets	60		30
Employer contributions	26		56
Employee contributions	1	[1]	1	[1]
Acquisitions (divestitures)
Benefit payments	(16)	[1]	(12)	[1]
Foreign exchange adjustment	30		(5)
Fair value at end of period	782		681		611
Funded status at end of period	(98)		(3)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	266		188
Prior service cost (credit)	3		3
Total (before tax effects)	269		191
Domestic Healthcare Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.25%		4.75%
Rate of compensation increase	3.00%		3.00%
Change in benefit obligation
Benefit obligation at beginning of period	(288)	[1]	(232)	[1]
Service cost	(2)	[1]	(2)	[1]	(2)
Interest cost	(12)	[1]	(13)	[1]	(14)
Amendments	98	[1]
Actuarial gain (loss)	(43)	[1]	(67)	[1]
Benefits paid	21	[1]	26	[1]
Benefit obligation at end of period	(226)	[1]	(288)	[1]	(232)	[1]
Change in fair value of plan assets
Fair value at beginning of period	73		71
Actual return on plan assets	5		2
Employer contributions	21		26
Acquisitions (divestitures)
Benefit payments	(21)	[1]	(26)	[1]
Fair value at end of period	78		73		71
Funded status at end of period	(148)		(215)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	159		124
Prior service cost (credit)	(99)		(3)
Net initial obligation (asset)			3
Total (before tax effects)	60		124
Foreign Healthcare Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.50%		5.00%
Change in benefit obligation
Benefit obligation at beginning of period	(4)	[1]	(3)	[1]
Actuarial gain (loss)	1	[1]	(1)	[1]
(Acquisitions) divestitures	(3)	[1]
Benefit obligation at end of period	(6)	[1]	(4)	[1]
Change in fair value of plan assets
Acquisitions (divestitures)
Funded status at end of period	(6)		(4)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	(1)		(2)
Total (before tax effects)	$ (1)		$ (2)

[1]	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.